Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 16,483	$ 16,604	$ 15,855
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	3,327	3,392	3,589
Amortization of intangibles	1,351	1,284	1,226
Stock-based compensation	614	688	697
Deferred taxes	(1,610)	797	1,212
Net (gain)/loss on asset sales and other	(236)	(729)	(342)
Changes in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	(1,407)	(2,230)	(1,279)
Retirement related	294	(1,008)	(1,371)
Inventories	(57)	280	(163)
Other assets/other liabilities	(747)	733	(28)
Accounts payable	(529)	(224)	451
Net cash provided by operating activities	17,485	19,586	19,846
Cash flows from investing activities:
Payments for property, plant and equipment	(3,623)	(4,082)	(4,108)
Proceeds from disposition of property, plant and equipment	372	410	608
Investment in software	(517)	(635)	(559)
Purchases of marketable securities and other investments	(4,608)	(4,109)	(1,594)
Proceeds from disposition of marketable securities and other investments	4,873	3,142	3,345
Non-operating finance receivables - net	(1,063)	(608)	(291)
Acquisition of businesses, net of cash acquired	(3,056)	(3,722)	(1,811)
Divestitures of businesses, net of cash transferred	297	599	14
Net cash used in investing activities	(7,326)	(9,004)	(4,396)
Cash flows from financing activities:
Proceeds from new debt	16,353	12,242	9,996
Payments to settle debt	(10,013)	(9,549)	(8,947)
Short-term borrowings/(repayments) less than 90 days - net	621	(441)	1,321
Common stock repurchases	(13,859)	(11,995)	(15,046)
Common stock transactions - other	1,074	1,540	2,453
Cash dividends paid	(4,058)	(3,773)	(3,473)
Net cash used in financing activities	(9,883)	(11,976)	(13,696)
Effect of exchange rate changes on cash and cash equivalents	28	(116)	(493)
Net change in cash and cash equivalents	304	(1,511)	1,262
Cash and cash equivalents at January 1	10,412	11,922	10,661
Cash and cash equivalents at December 31	10,716	10,412	11,922
Supplemental data
Income taxes paid-net of refunds received	4,024	3,169	4,168
Interest paid on debt	982	1,009	956
Capital lease obligations	$ 14	$ 10	$ 39